Investments (Recorded Other-Than-Temporary Impairment Losses on Investments) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Other-than-temporary impairment losses for debt securities	$ 5	$ 13	$ 9
Virginia Electric and Power Company
Schedule of Available-for-sale Securities [Line Items]
Other-than-temporary impairment losses for debt securities	$ 2	$ 8	$ 6